Fees Summary	Jun. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 28,178,000
Previously Paid Amount	0.00
Total Fee Amount	3,891.38
Total Offset Amount	0.00
Net Fee	3,891.38
Narrative - Max Aggregate Offering Price	$ 28,178,000
Final Prospectus	true